Events after the reporting period (Details) $ in Thousands, € in Millions, XOF in Millions, R in Millions, ₦ in Billions			1 Months Ended						12 Months Ended
	Mar. 12, 2024 USD ($)	Feb. 07, 2024	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Feb. 29, 2024 XOF	Jan. 31, 2024 ₦ / $	Feb. 28, 2023 USD ($)	Feb. 28, 2023 NGN (₦)	Dec. 31, 2023 USD ($) ₦ / $	Dec. 31, 2022 USD ($) ₦ / $	Dec. 31, 2021 USD ($) ₦ / $	Mar. 08, 2024 USD ($)	Mar. 08, 2024 NGN (₦)	Mar. 08, 2024 ZAR (R)	Mar. 08, 2024 EUR (€)	Mar. 08, 2024 XOF	Dec. 31, 2023 ZAR (R) ₦ / $	Dec. 31, 2023 EUR (€) ₦ / $	Dec. 31, 2023 XOF ₦ / $	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ZAR (R)	Feb. 28, 2023 NGN (₦)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate | ₦ / $									911.68	461.50	435.00						911.68	911.68	911.68
Proceeds from borrowings, classified as financing activities									$ 986,604	$ 1,263,272	$ 1,076,063
Repayments of borrowings, classified as financing activities									689,940	506,504	653,504
Borrowings									3,510,847	$ 3,344,402	$ 2,609,090																$ 2,203,209
Undrawn borrowing facilities									$ 430,000
Nigeria, Nairas
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate | ₦ / $									907.1								907.1	907.1	907.1
Nigerian Naira measured at Bloomberg rate
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate | ₦ / $									911.7								911.7	911.7	911.7
Top of range
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate | ₦ / $									911.68	461.50	435.00						911.68	911.68	911.68
Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate | ₦ / $									461.50	416.00	394.13						461.50	461.50	461.50
CIV (2023) Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									$ 0
CIV (2023) Term Loan, CIV Euro tranche
Disclosure of non-adjusting events after reporting period [line items]
Notional amount									97,100									€ 88.0
CIV (2023) Term Loan, CIV XOF Tranche
Disclosure of non-adjusting events after reporting period [line items]
Notional amount									18,800										XOF 11,200.0
IHS Holding (2022) Bullet Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities									130,000
Nigeria (2023) Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							$ 60,300															₦ 55.0	$ 60,300	₦ 55.0	$ 48,300	₦ 44.0
Borrowings									0
Decrease in loan facility							$ (12,100)	₦ (11.0)
Nigeria (2023) Revolving Credit Facility | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis						2.50%
IHS South Africa Overdraft
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																				$ 19,100	R 350.0
Borrowings									$ 600								R 11.3
Airtel Africa Agreement | Airtel Nigeria
Disclosure of non-adjusting events after reporting period [line items]
Number of collocations in agreement		2,500
Airtel Africa Agreement | Not later than five years | Airtel Nigeria
Disclosure of non-adjusting events after reporting period [line items]
Number of tenancies to provide to counterparty		3,950
Airtel Africa Agreement | December 31, 2031 | Airtel Nigeria
Disclosure of non-adjusting events after reporting period [line items]
Number of existing tenancies extended		6,000
Nigerian Naira devaluation | Nigeria, Nairas
Disclosure of non-adjusting events after reporting period [line items]
Percentage of depreciation of currency against US Dollars						60.50%
Foreign exchange rate | ₦ / $						1,455.6
Nigerian Naira devaluation | Nigerian Naira measured at Bloomberg rate
Disclosure of non-adjusting events after reporting period [line items]
Percentage of depreciation of currency against US Dollars						53.60%
Foreign exchange rate | ₦ / $						1,400
Drawdowns and repayments of borrowings | CIV (2023) Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												$ 73,900
Drawdowns and repayments of borrowings | CIV (2023) Term Loan, CIV Euro tranche
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			$ 61,900	€ 56.1
Borrowings | €															€ 56.1
Drawdowns and repayments of borrowings | CIV (2023) Term Loan, CIV XOF Tranche
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			$ 12,000		XOF 7,109.0
Borrowings | XOF																XOF 7,109.0
Drawdowns and repayments of borrowings | Nigeria (2023) Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												16,500	₦ 15.0
Drawdowns and repayments of borrowings | IHS South Africa Overdraft
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												15,200		R 278.9
Signing of loan agreements | IHS Holding (2024) Term Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount												270,000
Borrowings												$ 0
Signing of loan agreements | IHS Holding (2024) Term Facility | SOFR | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis												7.00%	7.00%	7.00%	7.00%	7.00%
Signing of loan agreements | IHS Holding (2024) Term Facility | SOFR | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis												4.50%	4.50%	4.50%	4.50%	4.50%
Voluntary reduction of loan facility | IHS Holding (2022) Bullet Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Decrease in loan facility	$ 70,000
Undrawn borrowing facilities	$ 60,000